Investment in Biohaven (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Investment in Biohaven [Abstract]
Balance at March 31, 2017	$ 103	$ 53	$ 58,913
Realized gain on investment			126,000
Realized gain transferred to income on disposition of shares			(24,515)
Proceeds from sale of investment			(7,289)
Property dividend of Biohaven shares			(153,056)
Net unrealized gain on investments	876	50
Unrealized loss on investment	(35)
Balance at March 31, 2018	$ 68	$ 103	$ 53